FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Assets:
Available for sale, at fair value	$ 252,696	$ 214,190
Mortgaged loans	69,079	163,834
Total assets	323,812	383,331
Liabilities:
Total liabilities	575	645
Commitments to originate loans [Member]
Assets:
Derivative Assets	1,387	2,559
Liabilities:
Derivative Liabilities	213	512
Forward sales commitments [Member]
Assets:
Derivative Assets	217	2,194
Liabilities:
Derivative Liabilities	362	133
U.S. Government sponsored agency securities [Member]
Assets:
Available for sale, at fair value	183,164	153,166
Corporate debt securities [Member]
Assets:
Available for sale, at fair value	69,110	61,018
Municipal securities [Member]
Assets:
Available for sale, at fair value	422	6
Pass through certificates guaranteed by GNMA - fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	70	81
Pass through certificates guaranteed by FNMA - adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	126	152
FHLMC participation certificates Fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	127	190
FHLMC participation certificates Adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	110	131
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Mortgaged loans
Total assets	110,982	142,359
Liabilities:
Total liabilities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Commitments to originate loans [Member]
Assets:
Derivative Assets
Liabilities:
Derivative Liabilities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Forward sales commitments [Member]
Assets:
Derivative Assets
Liabilities:
Derivative Liabilities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Government sponsored agency securities [Member]
Assets:
Available for sale, at fair value	110,982	142,359
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate debt securities [Member]
Assets:
Available for sale, at fair value
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Municipal securities [Member]
Assets:
Available for sale, at fair value
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Pass through certificates guaranteed by GNMA - fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Pass through certificates guaranteed by FNMA - adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | FHLMC participation certificates Fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | FHLMC participation certificates Adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Mortgaged loans	69,079	163,834
Total assets	211,226	236,219
Liabilities:
Total liabilities
Significant Other Observable Inputs (Level 2) [Member] | Commitments to originate loans [Member]
Assets:
Derivative Assets
Liabilities:
Derivative Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Forward sales commitments [Member]
Assets:
Derivative Assets
Liabilities:
Derivative Liabilities
Significant Other Observable Inputs (Level 2) [Member] | U.S. Government sponsored agency securities [Member]
Assets:
Available for sale, at fair value	72,182	10,807
Significant Other Observable Inputs (Level 2) [Member] | Corporate debt securities [Member]
Assets:
Available for sale, at fair value	69,110	61,018
Significant Other Observable Inputs (Level 2) [Member] | Municipal securities [Member]
Assets:
Available for sale, at fair value	422	6
Significant Other Observable Inputs (Level 2) [Member] | Pass through certificates guaranteed by GNMA - fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	70	81
Significant Other Observable Inputs (Level 2) [Member] | Pass through certificates guaranteed by FNMA - adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	126	152
Significant Other Observable Inputs (Level 2) [Member] | FHLMC participation certificates Fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	127	190
Significant Other Observable Inputs (Level 2) [Member] | FHLMC participation certificates Adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	110	131
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Mortgaged loans
Total assets	1,604	4,753
Liabilities:
Total liabilities	575	645
Significant Unobservable Inputs (Level 3) [Member] | Commitments to originate loans [Member]
Assets:
Derivative Assets	1,387	2,559
Liabilities:
Derivative Liabilities	213	512
Significant Unobservable Inputs (Level 3) [Member] | Forward sales commitments [Member]
Assets:
Derivative Assets	217	2,194
Liabilities:
Derivative Liabilities	362	133
Significant Unobservable Inputs (Level 3) [Member] | U.S. Government sponsored agency securities [Member]
Assets:
Available for sale, at fair value
Significant Unobservable Inputs (Level 3) [Member] | Corporate debt securities [Member]
Assets:
Available for sale, at fair value
Significant Unobservable Inputs (Level 3) [Member] | Municipal securities [Member]
Assets:
Available for sale, at fair value
Significant Unobservable Inputs (Level 3) [Member] | Pass through certificates guaranteed by GNMA - fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale
Significant Unobservable Inputs (Level 3) [Member] | Pass through certificates guaranteed by FNMA - adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale
Significant Unobservable Inputs (Level 3) [Member] | FHLMC participation certificates Fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale
Significant Unobservable Inputs (Level 3) [Member] | FHLMC participation certificates Adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale